CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents
	December 31
	2022	2021
	USD thousands

Cash	173,568	77,537
Bank deposits	43,932	290,180

Cash and cash equivalents	217,500	367,717